UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23938

Partners Group NEXT GENERATION INFRASTRUCTURE, LLC

(Exact name of registrant as specified in charter)

c/o Partners Group (USA) Inc.

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Address of principal executive offices) (zip code)

Robert M. Collins

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Name and address of agent for service)

Copy to:

Joshua B. Deringer, Esq.

Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

(215) 988-2700

Registrant’s telephone number, including area code: (212) 908-2600

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Item 1. Reports to Shareholders.

(a) The Reports to Shareholders are attached herewith.

PARTNERS GROUP NEXT GENERATION INFRASTRUCTURE, LLC
(a Delaware Limited Liability Company)

Semi-Annual Report

For the Six Months Ended September 30, 2024

See the inside front cover for important information about access to your Fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website, and each time a report is posted you will be notified by mail and provided with a website address to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the Fund, by calling 1-888-977-9790.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-888-977-9790 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Partners Group funds held in your account if you invest through a financial intermediary or all Partners Group funds held with the fund complex if you invest directly with the Fund.

Partners Group Next Generation Infrastructure, LLC

(a Delaware Limited Liability Company)

Table of Contents
For the Six Months Ended September 30, 2024

Consolidated Schedule of Investments	1-3
Consolidated Statement of Assets and Liabilities	4
Consolidated Statement of Operations	5
Consolidated Statements of Changes in Net Assets	6
Consolidated Statement of Cash Flows	7
Financial Highlights	8
Notes to Consolidated Financial Statements	9-20
Other Information	21

Partners Group Next Generation Infrastructure, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2024 (Unaudited)

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL NET ASSETS

Private Equity Investments (97.57%) Direct Investments * (21.57%) Direct Equity (21.57%)	Investment Type	Acquisition Date	Shares	Fair Value**
North America (12.81%)
DigitalBridge Zeus Partners V, LP +, a, b, c, d	Limited partnership interest	10/13/23	—	$6,798,526
EdgeCore Holdings, LP +, a, b, d	Limited partnership interest	08/22/24	—	132,301
EQT Infra VI Co-Investment (E) SCSp +, a, c, d	Common equity	03/13/24	1,400,000	1,189,244
Exus US Holdings, LP +, a, b, d	Limited partnership interest	09/30/24	—	—
Exus US Holdings, LP +, a, b, c, d	Limited partnership interest	10/03/23	—	2,391,839
Gateway Fleets Holdings, LP +, a, b, d	Limited partnership interest	09/30/24	—	56,000
Total North America (12.81%)				10,567,910

Western Europe (8.76%)
Andromeda Co-Invest LP +, a, b, c, d	Limited partnership interest	01/31/24	—	3,667,321
PG Elysium HoldCo S.a r.l. +, a, c, d	Common equity	11/14/23	5,244,904	962,305
PG Investment Company 71 S.à r.l. +, a, d	Common equity	09/26/24	552,048	616,197
PG Polaris TopCo S.à r.l. +, a, c	Preferred equity	03/27/24	1,843,992	1,946,933
PG Polaris TopCo S.à r.l. +, a, c, d	Common equity	03/27/24	97,052	1
PG Polaris Warehouse SCSp +, a, b, c	Limited partnership interest	03/27/24	—	30,476
Total Western Europe (8.76%)				7,223,233

Total Direct Equity (21.57%)				$17,791,143

Total Direct Investments (21.57%)				$17,791,143

Secondary Investments *, b (74.87%)	Acquisition Date	Fair Value
North America (53.90%)
DigitalBridge Partners II, LP +, a, d	10/01/23	8,633,814
Fengate Everest Continuation Fund L.P. +, a, c, d	06/17/24	912,962
Grain Communications Opportunity Fund (Parallel), L.P. +, a, c, d	06/30/24	106,873
Grain Spectrum Holdings III (Cayman), L.P. +, a, c, d	06/30/24	173,106
Jackrabbit Power Holdings, LLC +, a, c	06/30/24	210,403
LS Power Equity Partners III Feeder 3, L.P. +, a, c, d	06/30/24	124,418
LS Power Equity Partners IV, L.P. +, a, c, d	06/30/24	271,803
Peppertree Capital Fund IX +, a, c, d	09/29/23	8,843,421
Peppertree Capital Fund VI QP, LP +, a, c	12/31/23	3,934,799
Peppertree Capital Fund VII QP, LP +, a, c	12/31/23	3,952,588
Peppertree Capital Fund VIII QP, LP +, a, c, d	12/31/23	2,359,219
QNZPF US Co-Investment Vehicle +, a, d	07/31/24	655,953
Quinbrook Net Zero Power Fund +, a, d	07/31/24	941,579
Rockland Gridflex Partners +, a, c, d	06/30/24	129,919
Rockland PHR Partners, L.P. +, a, c, d	08/01/23	10,550,307
Rockland Power Partners II, LP +, a, c, d	06/30/24	48,366

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Next Generation Infrastructure, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments (continued)	Acquisition Date	Fair Value
North America (53.90%)
Rockland Power Partners III, LP +, a, c, d	06/30/24	$308,144
Rockland Power Partners IV, L.P. +, a, c, d	08/02/23	1,174,401
True Green Capital Fund III, L.P. +, a, c	06/30/24	73,017
True Green Capital Fund IV, L.P. +, a, c, d	06/30/24	155,350
Valley of Fire Continuation Fund Feeder LP +, a, c, d	03/08/24	886,847
Total North America (53.90%)		44,447,289

Western Europe (20.97%)
Aparca8 Capital Estacionamientos, S.C.R., S.A. +, a, c, d	12/15/23	5,698,699
Daiwa ICP European Infrastructure 1, L.P. +, a, d	09/11/24	—
Digital Infrastructure Vehicle II SCSp, SICAV-RAIF +, a, c, d	09/04/23	3,560,188
DIV II Matrix Co-Invest II SCSp +, a	06/18/24	1,309,780
DIV II Matrix Co-Invest SCSp +, a, c, d	09/04/23	3,302,320
F2i III +, a	07/01/24	3,421,079
Total Western Europe (20.97%)		17,292,066

Total Secondary Investments (74.87%)		$61,739,355

Primary Investments *, b (1.13%)
North America (1.13%)
DigitalBridge Partners III, LP +, a	05/14/24	105,121
EnCap Energy Transition Fund II-C, L.P. +, a, c, d	12/28/23	220,484
GI Data Infrastructure Fund II LP +, a, c, d	01/22/24	124,499
KKR Global Infrastructure Investors V (USD) SCSp +, a, d	06/01/24	—
LS Power Equity Partners V, L.P. +, a, c, d	12/20/23	110,513
Rockland Power Partners IV, LP +, a, c, d	01/31/24	369,053
Stonepeak Infrastructure Partners V, L.P. +, a, d	03/04/24	—
Total North America (1.13%)		929,670

Total Primary Investments (1.13%)		$929,670

Total Private Equity Investments (Cost $65,197,323)(97.57%)		$80,460,168

Total Investments (Cost $65,197,323)(97.57%)		80,460,168

Other Assets in Excess of Liabilities (2.43%)		2,002,993

Net Assets (100.00%)		$82,463,161

*

Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets on the secondary market.

**

The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Fund’s interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see below for further details regarding the valuation policy of the Fund.

+	The fair value of the investment was determined using significant unobservable inputs.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Next Generation Infrastructure, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2024 (Unaudited) (continued)

[a]

Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of September 30, 2024 was $80,460,168, or 97.57% of net assets. As of September 30, 2024, the aggregate cost of each investment restricted to resale was $5,479,929, $132,586, $1,189,306, $0, $1,995,585, $56,000, $2,983,003, $853,619, $617,189, $1,843,991, $97,065, $37,427, $7,292,768, $896,286, $101,334, $151,594, $159,198, $99,231, $200,448, $7,639,187, $3,215,038, $3,247,199, $1,978,640, $586,086, $862,039, $125,134, $5,509,445, $38,968, $306,587, $1,263,323, $60,217, $130,741, $678,253, $5,440,760, $0, $3,135,895, $1,006,156, $2,539,210, $2,557,836, $105,121, $253,298, $121,424, $0, $126,841, $83,366 and $0, respectively, totaling $65,197,323.

[b]	Investment does not issue shares.

[c]	Non-income producing.

[d]	Investment has been committed to but has not been fully funded by the Fund.

A summary of outstanding financial instruments at September 30, 2024 is as follows:

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Purchased	Currency Sold	Value	Unrealized Appreciation (Depreciation)
November 13, 2024	State Street Bank International	$15,153,015	€13,790,000	$15,417,394	$(264,379)
November 13, 2024	State Street Bank International	$2,749,556	£2,116,000	$2,837,224	$(87,668)
November 13, 2024	State Street Bank International	$895,486	€810,000	$905,590	$(10,104)
November 13, 2024	State Street Bank International	$1,984,009	€1,780,000	$1,990,062	$(6,053)
					$(368,204)

Legend:

£ - British Pound

€ - Euro

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Next Generation Infrastructure, LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Assets and Liabilities –
September 30, 2024 (Unaudited)

Assets
Unaffiliated Private Equity Investments, at fair value (cost $65,197,323)	$80,460,168
Cash and cash equivalents	4,054,943
Cash denominated in foreign currencies (cost $1,659,572)	1,660,038
Deposit for investments	15,168
Due from broker	300,000
Other receivable	497,314
Prepaid assets	2,677
Total Assets	$86,990,308

Liabilities
Distribution, servicing and transfer agency fees payable	46,258
Unrealized depreciation on forward foreign currency contracts	368,204
Incentive fee payable	462,528
Management fees payable	222,192
Professional fees payable	65,893
Tax expense payable	10,042
Interest expense payable	23,525
Accounting and administration fees payable	583,329
Custodian fees payable	42,000
Deferred tax liability, net	2,688,007
Other payable	15,169
Total Liabilities	$4,527,147

Commitments and contingencies (See notes 5 and 9)

Net Assets	$82,463,161

Paid-in capital	$72,277,139
Distributable earnings (accumulated loss)	$10,186,022
Total Net Assets	$82,463,161

Class I Units
Net assets	$82,463,161
Units outstanding	53,940,591
Net asset value per unit	$1.53

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Next Generation Infrastructure, LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Operations –
For the Six Months Ended September 30, 2024 (Unaudited)

Investment Income
Interest	$130,197
Other fee income	560
Total Investment Income	130,757

Operating Expenses
Incentive fee	716,760
Management fees	606,342
Professional fees	350,249
Accounting and administration fees	249,998
Board of Managers’ fees	60,000
Custodian fees	18,000
Transfer agency fees
Class I Units	19,825
Other expenses	49,244
Total Expenses	2,070,418
Expense waiver from Adviser	(651,473)
Net Expenses	1,418,945
Net Investment Loss	(1,288,188)

Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency
Net realized gain from investments	3,260
Net realized gain on foreign currency transactions	18,276
Net realized loss on forward foreign currency contracts	(95,825)
Net change in accumulated unrealized appreciation (depreciation) on:
Investments	6,755,933
Foreign currency translation	802
Forward foreign currency contracts	(495,823)
Deferred income tax expense on unrealized appreciation	(603,603)

Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency	5,583,020

Net Increase (Decrease) in Net Assets From Operations	$4,294,832

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Next Generation Infrastructure, LLC

(a Delaware Limited Liability Company)

Consolidated Statements of Changes in Net Assets –

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Period from August 1, 2023 (Commencement of Operations) to March 31, 2024
Increase (decrease) in Net Assets resulting from operations:
Net investment loss	$(1,288,188)	$(649,118)
Net realized gain (loss) on investments, foreign currency transactions and forward foreign currency contracts	(74,289)	(9,483)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translation, forward foreign currency contracts and deferred income tax expense	5,657,309	6,549,791
Net increase in Net Assets resulting from operations	$4,294,832	$5,891,190

Capital transactions (See note 4):
Issuance of common Units
Class I Units	16,200,000	56,077,139
Total increase in Net Assets resulting from capital transactions	$16,200,000	$56,077,139

Total increase in Net Assets	$20,494,832	$61,968,329

Net Assets at beginning of period	$61,968,329	$—
Net Assets at end of period	$82,463,161	$61,968,329

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Next Generation Infrastructure, LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Cash Flows –
For the Six Months Ended September 30, 2024 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Net Assets from Operations	$4,294,832
Adjustments to reconcile Net Increase (Decrease) in Net Assets from Operations to net cash provided by (used in) operating activities:
Net change in accumulated unrealized (appreciation) depreciation on investments	(6,755,933)
Net change in unrealized depreciation on forward foreign currency contracts	495,823
Net realized gain from investments and foreign currency transactions	(21,536)
Purchases of investments	(13,918,445)
Proceeds from sales of investments	4,439,473
Increase in deposit of investments	(10,060)
Decrease in due from affiliate	484,114
Increase in due from broker	(300,000)
Increase in other receivable	(497,314)
Increase in prepaid assets	(22)
Increase in incentive fees payable	462,528
Increase in management fees payable	222,192
Increase in distribution, servicing and transfer agency fees payable	19,825
Decrease in professional fees payable	(94,107)
Increase in tax expense payable	9,999
Increase in interest expense payable	23,525
Increase in accounting and administrative fees payable	249,998
Increase in custodian fees payable	18,000
Decrease in legal fees payable	(354,666)
Increase in deferred tax liability, net	603,603
Increase in other payable	15,169
Net Cash (Used in) Operating Activities	(10,613,002)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of Units	16,200,000
Net Cash Provided by Financing Activities	16,200,000

Net change in cash and cash equivalents	5,586,998

Effect of exchange rate changes on cash	18,276

Cash and cash equivalents at beginning of period(1)	109,707
Cash and cash equivalents at end of period(2)	$5,714,981

(1)	Balance includes cash and cash equivalents and cash denominated in foreign currencies of $68,212 and $41,495, respectively.

(2)	Balance includes cash and cash equivalents and cash denominated in foreign currencies of $4,054,943 and $1,660,038, respectively.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Next Generation Infrastructure, LLC

(a Delaware Limited Liability Company)

Financial Highlights –

	Class I
	Six Months Ended September 30, 2024 (Unaudited)*	For the Period from August 1, 2023 (Commencement of Operations) to March 31, 2024*
Per Unit Operating Performance:
Net asset value, beginning of period	$1.45	$—
Issuance of units	—	1.31
Income from investment operations:
Net investment loss(1)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments(1)	0.11	0.16
Net increase in net assets resulting from operations	0.08	0.14
Net asset value, end of period	$1.53	$1.45

Total Return after Incentive Fee(2)(3)	5.76%	15.64%

Ratios and supplemental data:(4)
Net assets, end of period in thousands (000s)	$82,463	$61,968
Net investment income (loss) to average net assets before Incentive Fee(5)	(1.57)%	(1.17)%
Ratio of gross expenses to average net assets, excluding Incentive Fee(5)(6)	3.71%	4.88%
Ratio of Incentive Fee to average net assets(3)	0.98%	0.75%
Ratio of gross expenses and Incentive Fee to average net assets(5)(6)	4.69%	5.63%
Ratio of expense waivers to average net assets(5)	(1.78)%	(3.70)%
Ratio of net expenses and Incentive Fee to average net assets(5)	2.91%	1.93%
Ratio of net expenses to average net assets, excluding Incentive Fee(5)	1.93%	1.18%

Portfolio Turnover	6.26%	5.59%

*	Updated to reflect the effect of a 1-for-4 unit split on July 2, 2024.

(1)	Calculated using average units outstanding.

(2)

Total return based on net asset value calculated as the change in Net Asset Value per Unit during the respective periods, assuming distributions, if any, are reinvested on the effects of the performance of the Fund during the period.

(3)	Not annualized.

(4)	Ratios may vary for individual investor.

(5)	Annualized.

(6)	Ratio does not include expenses of Primary and Secondary Investments.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Next Generation Infrastructure, LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements –
September 30, 2024 (Unaudited)

1. Organization

Partners Group Next Generation Infrastructure, LLC (the “Fund”) is a Delaware limited liability company that was organized on May 24, 2023, and commenced operations on August 1, 2023 (Commencement of Operations). The Fund is registered as under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund is managed by Partners Group (USA) Inc. (the “Adviser”), an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Investment Advisers Act”) pursuant to an investment management agreement between the Fund and the Adviser (the “Investment Management Agreement”). The Board of Managers of the Fund (collectively, the “Board” and each member thereof a “Manager”) has oversight responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, a committee of the Board, or the Adviser, as it did in causing the Fund to enter into the Investment Management Agreement. The Fund’s investment objective is to seek attractive risk-adjusted returns on a portfolio of global infrastructure investments. The Fund makes investments directly and through its wholly owned subsidiary, Partners Group Next Generation Infrastructure (Subholding), LLC (the “Onshore Subsidiary”).

Units are offered only to investors that represent that they are “accredited investors” within the meaning of Rule 501 under the Securities Act of 1933, as amended, and “qualified clients” within the meaning of Rule 205-3 under the Investment Advisers Act. Purchasers of Units become members of the Fund (“Members”).

The Fund has elected to be treated for U.S. federal income tax purposes, and intends to qualify annually, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

The Fund offers three classes of Units designated as “Class A Units” (the Class A Units), “Class I Units” (the Class I Units) and “Class S Units” (the Class S Units). In the future the Fund may offer additional classes of Units. The Class A Units, Class I Units, Class S Units, and each additional class of Units issued by the Fund, if any, will have different characteristics, particularly regarding the sales charges that purchasers of Units of the additional class bear the distribution and service fees, if any, and other class specific expenses, if any, that are charged to holders of Units of the additional class. The Adviser has received an exemptive order from the SEC with respect to the Fund’s multi-class structure.

Although Units of each class represent pro rata interests in the Fund, each class votes separately on class-specific matters. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of Units based on the relative net assets of each class to the total net assets of the Fund.

2. Significant Accounting Policies

The Fund is an investment company and applies the guidance set forth in Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies. The following is a summary of significant accounting and reporting policies used in preparing the consolidated financial statements.

a. Basis of Accounting

The Fund’s accounting and reporting policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

b. Valuation of Investments

Investments held by the Fund include direct equity investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Primary Investments” and “Secondary Investments”, respectively, and together, “Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”).

The Fund is required to report its investments, including those for which current market values are not readily available, at fair value.

The Fund values its investments in accordance with ASC 820, Fair Value Measurements (“ASC 820”), which defines fair value as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the applicable measurement date, and Rule 2a-5 under the Investment Company Act (“Rule 2a-5”). Pursuant to Rule 2a-5, the Board designated the Adviser as “valuation designee” to perform fair value determinations and approved amended Valuation Procedures.

Partners Group Next Generation Infrastructure, LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements –
September 30, 2024 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

Fair value is based on observable market prices or parameters or derived from such prices or parameters when such quotations are readily available. In accordance with Rule 2a-5, a market quotation is “readily available” only when it is a quoted price (unadjusted) in active markets for identical instruments that a fund can access at the measurement date, provided that such a quotation is not considered to be readily available if it is not reliable.

The Adviser, as “valuation designee” under Rule 2a-5, determines the fair value of the Fund’s Private Equity Investments in conformity with U.S. GAAP and the Fund’s Valuation Procedures. As permitted by the Valuation Procedures, the Adviser values the Fund’s Private Equity Investments in consultation with persons who are employees of the Adviser’s parent company or one of its subsidiaries. The Valuation Procedures require evaluation of all relevant factors reasonably available to the Adviser and its affiliates at the time the Fund’s Private Equity Investments are valued.

Direct Investments

In assessing the fair value of the Fund’s non-traded Direct Investments in accordance with the Valuation Procedures, the Adviser uses a variety of methods such as earnings multiples, discounted cash flow and market data from third party pricing services. The Adviser makes valuation assumptions based on market conditions existing at the end of each reporting period. Quoted market prices or dealer quotes for certain similar instruments are used for debt investments where appropriate. Other techniques, such as option pricing models and estimated discounted value of future cash flows, are used to determine fair value for the remaining financial instruments. Because of the inherent uncertainty of estimates, fair value determinations based on estimates may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Private Equity Fund Investments

The fair values of Private Equity Fund Investments determined by the Adviser in accordance with the Valuation Procedures are estimates. These estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of the Private Equity Fund Investments. Ordinarily, the fair value of a Private Equity Fund Investment is based on the net asset value of that Private Equity Fund Investment reported by its investment manager. If the Adviser determines that the most recent net asset value reported by the investment manager of a Private Equity Fund Investment does not represent fair value or if the manager of a Private Equity Fund Investment fails to report a net asset value to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Procedures. In making that determination, the Adviser will consider whether it is appropriate, considering all relevant factors, to value such Private Equity Fund Investment at the net asset value last reported by its investment manager, or whether to adjust such value by a premium or discount. Because of the inherent uncertainty of estimates, fair value determinations based on estimates may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

For each of the Fund’s Private Equity Fund Investments (for the purposes of this paragraph, an “Investee”), the Fund has no right to cause the Investee or any third party to purchase the Fund’s investment in the Investee at the end of the term of such investment or any other time. Accordingly, in a typical Private Equity Fund Investment, the Fund expects to realize the value remaining in its investment at the end of the investment’s term through distributions resulting from the liquidation of the remaining assets of the Investee.

The Valuation Procedures are implemented by the Adviser and State Street Bank and Trust Company, as the Fund’s administrator (the “Administrator”). Both the Adviser and the Administrator are subject to the oversight of, and report to, the Board. The Adviser and the Administrator monitor and review the methodologies of the various third-party pricing services employed by the Fund.

The Adviser and certain of its affiliates act as investment advisers to clients other than the Fund. However, the valuation attributed to a Private Equity Investment held by the Fund and to the same Private Equity Investment held by another client, one of the Adviser’s affiliates, or by a client of one of its affiliates might differ due to differences in accounting, regulatory or other factors applicable to the Fund, such other client or the Adviser’s affiliate.

Partners Group Next Generation Infrastructure, LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements –
September 30, 2024 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

c. Cash and Cash Equivalents

In the normal course of its business the Fund holds cash, including foreign currencies, in short-term interest-bearing deposit accounts to provide liquidity pending investment in private equity investments. At times, the amounts held in these accounts may exceed applicable federally insured limits. The Fund has not experienced any losses in these accounts and does not believe that it is exposed to significant credit risk in these accounts.

d. Foreign Currency Translation

The books and records of the Fund are maintained in U.S. Dollars. Generally, valuations of assets and liabilities denominated in currencies other than the U.S. Dollar are translated into U.S. Dollar equivalents using valuation date exchange rates, while purchases, realized gains and losses, income and expenses are translated at transaction date exchange rates. As of September 30, 2024, the Fund’s investments denominated in foreign currencies were as follows:

Currency	Number of investments
Euros	7
Pounds Sterling	1
Canadian Dollars	1

e. Forward Foreign Currency Exchange Contracts

The Fund may enter forward foreign currency exchange contracts to manage foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into as a hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering a closing transaction or by the delivery or receipt of the currency. The risk that counterparties may be unable to meet the terms of their contracts and the risk of unanticipated movements in the value of a foreign currency relative to the U.S. Dollar are inherent in forward foreign exchange contracts.

During the six months ended September 30, 2024, the Fund entered 13 long/short forward foreign currency exchange contracts. As disclosed in the Consolidated Statement of Assets and Liabilities, the Fund had $0 in unrealized appreciation and $(368,204) in unrealized depreciation on forward foreign currency exchange contracts. As disclosed in the Consolidated Statement of Operations, the Fund had $(95,825) in net realized gains (losses) and $(495,823) change in net unrealized appreciation (depreciation) on forward foreign currency contracts.

f. Investment Income

The Fund records a distribution of cash or in-kind securities on a Private Equity Investment at fair value based on the information contained in the notice provided to the Fund when the distribution is received. Thus, the Fund recognizes in the Consolidated Statement of Operations its share of realized gains (or losses) and the Fund’s share of net investment income (or loss) based upon information received about distributions on Private Equity Investments. Unrealized appreciation (depreciation) on investments presented in the Consolidated Statement of Operations includes the Fund’s share of unrealized gains and losses, realized undistributed gains/losses, and undistributed net investment income (or loss) on Private Equity Investments for the relevant period.

The Fund classifies various types of non-interest income earned from Direct Investments as either other income or transaction income. Other income includes transfer fees, amendment fees, and unfunded fees. Transaction income includes break-up fees, directors’ fees, financial advisory fees, topping fees, investment banking fees, monitoring fees, organizational fees, and syndication fees.

Partners Group Next Generation Infrastructure, LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements –
September 30, 2024 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

g. Interest and Dividend Income

Dividend income is recorded on the ex-dividend date, except for certain dividends received from foreign securities and Direct Equity Investments for which the ex-dividend date has passed, in which case the dividend is recorded as soon as a Fund is informed that the ex-dividend date has occurred. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on an accrual basis from the settlement date, except for securities with a forward starting effective date, where interest income is recorded on the accrual basis from the effective date.

h. Fund Expenses

The Fund bears all expenses incurred in its conduct of the business of the Fund on an accrual basis, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for lines of credit; fees for data and software providers; costs of insurance; registration expenses; fees of each Manager who is not an “interested person” of the Fund, as defined in the Investment Company Act (each, individually an “Independent Manager” and collectively, the “Independent Managers”); and expenses of meetings of the Board, including reimbursement of the Independent Managers for their expenses in attending meetings.

i. Costs Relating to Purchases of Secondary Investments

Costs relating to purchases of Secondary Investments include the amortization of deferred payments on Secondary Investments. Such amortization expense is recognized on a monthly basis until the due date of a deferred payment. At the due date the net present value of the payment equals the notional amount due to the respective counterparty.

j. Income Taxes

The Fund recognizes tax positions in its consolidated financial statements only when it is more likely than not that the relevant taxing authority will, upon examination, sustain the position based on its merits. A position that meets this standard is measured at the maximum benefit that will more likely than not be realized upon settlement. The Fund classifies any interest expense related to income taxes in income tax expense, and any income tax penalties under expenses in the Consolidated Statements of Operations. During the six months ended September 30, 2024, the Fund did not incur any interest or penalties.

State and federal deferred income tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities, using the enacted statutory tax rate. Deferred income tax expenses or benefits are based on the changes in the assets and liabilities from period to period.

The Fund’s tax positions have been reviewed based on applicable statutes of limitation for tax assessments, which may vary by jurisdiction. Based on this review, the Fund has concluded that the Fund’s net deferred tax liability at September 30, 2024, related to unrealized gains and unrealized losses was $603,603. This deferred tax liability represents the estimated future tax liability that would be due if the unrealized gains and unrealized losses were realized as of the balance sheet date. The Fund is subject to potential examination by certain taxing authorities in various jurisdictions. The Fund’s tax positions are subject to ongoing interpretation of laws and regulations by taxing authorities.

As noted above, the Fund has elected to be treated for U.S. federal income tax purposes, and intends to qualify annually, as a RIC under Subchapter M of the Code. If the Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Fund were ineligible to or otherwise were not to cure such failure, the Fund would be subject to tax on its taxable income, whether or not distributed to Members, at corporate rates, and all distributions of earnings and profits would be taxable to Members as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions until it requalifies as a RIC that is accorded special tax treatment under Subchapter M. In order to comply with the requirements of Subchapter M, the Fund must distribute substantially all of its taxable income and gains to holders of Fund Units and meet certain diversification and income requirements with respect to its investments. The Onshore Subsidiary is treated as an association taxable as a corporation for U.S. federal income tax purposes. The Offshore Subsidiary is treated as an entity separate from the Fund, and thus is disregarded, for U.S. federal income tax purposes. The Revolver Subsidiary is treated as an association taxable as a corporation for U.S. federal income tax purposes. In preparing its consolidated financial statements, the Onshore Subsidiary is required to recognize its estimate of income taxes for Federal and State purposes as a deferred tax asset or liability. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and

Partners Group Next Generation Infrastructure, LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements –
September 30, 2024 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

the corresponding amounts used for income tax purposes. If the Onshore Subsidiary has a deferred tax asset, consideration is given to whether a valuation allowance is required. The Offshore Subsidiary is not subject to U.S. federal and state income taxes.

The Fund will file tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2024, the tax years from the year 2024 forward will be subject to examination by the major tax jurisdictions in which the Fund is subject to examination.

k. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements, as well as the reported increases and decreases in capital from operations during the reporting period. Actual results may differ from those estimates.

l. Consolidated Financial Statements

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of the Onshore Subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

m. Disclosures about Offsetting Assets and Liabilities

The Fund is subject to requirements to disclose information about offsetting assets and liabilities and similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

For financial reporting purposes, the Fund does not offset derivative assets and liabilities that are subject to Master Netting Agreements (“MNA”) or similar arrangements in the Consolidated Statement of Assets and Liabilities. The table below presents the amounts of the Fund’s derivative assets and liabilities as of September 30, 2024: gross, net of amounts available for offset under a MNA, and net of the related collateral received and/or pledged, if any, by the Fund:

Counterparty	Derivative Liabilities Subject to a MNA with Counterparty	Financial Instruments Available for Offset	Collateral Pledged[1]	Net Amount[2]
State Street Bank International	$368,204	$—	$300,000	$68,204

[1]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[2]	Net amount represents the net amount due from the Fund to the counterparty in the event of default.

3. Fair Value Measurements

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated fair values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-level hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs). This distinction determines the classification of fair value measurements for disclosure purposes.

Partners Group Next Generation Infrastructure, LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements –
September 30, 2024 (Unaudited) (continued)

3. Fair Value Measurements (continued)

The various types of inputs used in determining the value of the Fund’s investments are summarized below for each of the three levels:

Valuation of Investments

●

Level 1 – Pricing inputs are quoted prices available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on that date, the mean between the closing bid and ask prices the date. In accordance with authoritative guidance, the Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Fund holds a large position in an investment and a sale could reasonably impact the quoted price.

●

Level 2 – Pricing inputs are observable inputs other than quoted prices for identical assets in active markets (i.e., not Level 1 inputs). Fair value is determined using models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments that are generally included in this category include corporate notes, convertible notes, warrants and restricted public equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

●

Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category are private equity and debt investments, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs is based on the Adviser’s estimates that consider a combination of various factors and performance measurements. These factors and measurements include the timing of the transaction; the market in which the investment operates; comparable market transactions; operational performance and projections of the investments; various performance multiples as applied to earnings before interest, taxes, depreciation, and amortization or a similar measure of earnings for the latest reporting period or a forward period; brokers’ quotes; and discounted cash flow analysis.

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed. The following is a summary of the Fund’s investments classified in the fair value hierarchy as of September 30, 2024:

Investments	Level 1	Level 2	Level 3	Total
Direct Investments:
Direct Equity	$—	$—	$17,791,143	$17,791,143
Total Direct Investments*	$—	$—	$17,791,143	$17,791,143
Secondary Investments*	—	—	61,739,355	61,739,355
Primary Investments*	—	—	929,670	929,670
Total Investments	$—	$—	$80,460,168	$80,460,168
Other Financial Instruments
Liabilities
Foreign Currency Exchange Contracts**	$—	$(368,204)	$—	$(368,204)
Total Liabilities	$—	$(368,204)	$—	$(368,204)
Total Investments net of Foreign Currency Exchange Contracts	$—	$(368,204)	$80,460,168	$80,091,964

*	Private Equity Investments are described in Note 2.b.

**	Forward Foreign Currency Exchange Contracts are described in Note 2.e.

Partners Group Next Generation Infrastructure, LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements –
September 30, 2024 (Unaudited) (continued)

3. Fair Value Measurements (continued)

The following is a reconciliation of the amount of the account balances on April 1, 2024 and September 30, 2024 of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2024	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Net Amortization of Discount/ (Premium)	Net Transfers In or Out of Level 3	Balance as of September 30, 2024
Direct Investments:
Direct Equity Investments	$13,802,557	$—	$1,330,744	$2,657,842	$—	$—	$—	$17,791,143
Total Direct Investments*	$13,802,557	$—	$1,330,744	$2,657,842	$—	$—	$—	$17,791,143
Secondary Investments*	50,005,443	3,260	5,185,569	8,377,771	(1,832,688)	—	—	61,739,355
Primary Investments*	414,003	—	239,620	281,030	(4,983)	—	—	929,670
Total	$64,222,003	$3,260	$6,755,933	$11,316,643	$(1,837,671)	$—	$—	$80,460,168

*

For the purposes of the tables above: (i) “Direct Investments” are private investments directly in the equity or debt of selected operating companies, often together with the management of the investee operating company; (ii) “Primary Investments” are investments in newly established private equity partnerships where underlying portfolio companies are generally not known as of the time of investment; (iii) and “Secondary Investments” are single or portfolios of assets acquired on the secondary market. However, in the private equity market sector the term “secondary investments” is generally understood to mean Private Equity Fund Investments acquired in the secondary market (See Note 2.b). Notwithstanding the foregoing, if the Fund reasonably determines that the strict application of the above definitions would not reflect the economic substance of any investment, the Fund may re-classify such investment as it deems appropriate.

Changes in inputs or methods used for valuing investments may result in transfers in or out of levels within the fair value hierarchy. The inputs or methods used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur.

The amount of the net change in unrealized appreciation (depreciation) for the six months ended September 30, 2024 relating to investments in Level 3 assets still held at September 30, 2024 is $6,755,933, which is included as a component of net change in accumulated unrealized depreciation on investments on the Consolidated Statement of Operations.

Partners Group Next Generation Infrastructure, LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements –
September 30, 2024 (Unaudited) (continued)

3. Fair Value Measurements (continued)

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser for Level 3 Fair Value Measurements for investments held as of September 30, 2024:

Type of Security	Fair Value at September 30, 2024 (000’s)*	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Direct Investments:
Direct Equity	$3,354	Discounted cash flow	Discount factor	8.80% – 12.06% (9.74%)
	13,633	Market comparable companies	Enterprise value to EBITDA multiple	10.20x – 23.20x (17.65x)
	804	Recent financing/transaction	Recent transaction price	n/a
Primary and Secondary Investments	$62,669	Adjusted reported net asset value	Reported net asset value	n/a

*	Level 3 fair value includes accrued interest.

Level 3 Direct Equity Investments valued using an unobservable input are directly affected by a change in that input. For Level 3 Direct Debt Investments, the Fund estimates fair value utilizing earnings and multiples analysis or an analysis of discounted cash flows that considers the credit risk and interest rate risk of the particular investment. For Direct Investments, significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurements.

The amounts from Partners Group investment vehicles pertain to non-investment related assets (liabilities) and/or any difference in fair value classification of its underlying investments. In certain cases, this may also include underlying investments that are measured under Level 1 or Level 2 but presented under Level 3 in fair value measurement note since the investments are held under external partnership investments.

4. Unit Transactions/Subscription and Repurchase of Units

In general, Units are offered for purchase as of the first day of each calendar month. However, Units may be offered more or less frequently as determined by the Board in its sole discretion.

Pursuant to the conditions of an exemptive order issued by the SEC, and in compliance with Rule 12b-1 under the Investment Company Act, the Fund has adopted a Distribution and Service Plan for the Class A Units and Class S Units (the “Distribution Plan”). The Distribution Plan allows the Fund to pay distribution fees for the promotion and distribution of its Class A Units and Class S Units and the provision of personal services to holders of Class A Units and Class S Units. Under the Distribution Plan, the Fund may pay as compensation an amount up to 0.85% for Class A Units and up to 0.25% for Class S Units on an annualized basis of the value of the Fund’s net asset attributable to Class A Units and Class S Units, respectively (the “Distribution Fee”). Payment of the Distribution Fee is governed by the Distribution Plan. The Distribution Fee is paid out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund with respect to Class A Units and Class S Units. Notwithstanding the foregoing, the Fund may only expend up to 0.75% on an annualized basis of the Fund’s net assets attributable to Class A Units for distribution and promotion expenses. The actual fee to be paid by the Fund to broker/dealers and financial institutions and intermediaries will be negotiated based on the extent and quality of services provided. Class I Units are not subject to the Distribution Plan or the Distribution Fee and do not bear any expenses associated therewith. In addition, subscriptions for Class A Units may be subject to a placement fee of up to 3.50% of the subscription amount, and subscriptions for Class S Units may be subject to a placement fee of up to 1.50% (the “Placement Fee”). No Placement Fee may be charged without the consent of the placement agent.

Partners Group Next Generation Infrastructure, LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements –
September 30, 2024 (Unaudited) (continued)

4. Unit Transactions/Subscription and Repurchase of Units (continued)

The Board may, from time to time and in its sole discretion, cause the Fund to repurchase Units from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Units, the Board considers the recommendation of the Adviser, as well as a variety of other operational, business, and economic factors. The Adviser anticipates recommending to the Board that, under normal circumstances, the Fund conduct quarterly repurchase offers for Units having an aggregate value of no more than 5% of the Fund’s net assets each January 1st, April 1st, July 1st and October 1st. The Fund is entitled to charge a 2.00% early repurchase fee for any repurchase of Units from a Member at any time prior to the day immediately preceding the first anniversary of the Member’s purchase of such Units.

Transactions in Units were as follows:

	For the Six Months Ended September 30, 2024*		For the period from August 1, 2023 (Commencement of Operations) to March 31, 2024*
	Units	Dollar Amounts	Units	Dollar Amounts
Class I Units
Sales	11,070,555	$16,200,000	42,870,036	$56,077,139
Reinvestments	—	—	—	—
Repurchases	—	—	—	—
Net increase (decrease)	11,070,555	$16,200,000	42,870,036	$56,077,139

*	Updated to reflect the effect of a 1-for-4 unit split on July 2, 2024.

5. Management Fees, Incentive Fee and Fees and Expenses of Managers

Under the terms of the Investment Management Agreement, which became effective on December 31, 2023, the Adviser is responsible for providing day-to-day investment management and certain other services to the Fund, subject to the ultimate supervision of and to any policies established by the Board. Accordingly, the Adviser is responsible for developing, implementing and supervising the Fund’s investment program. As consideration for its investment management services under the Investment Management Agreement, the Fund pays the Adviser a monthly management fee equal to 1/12th of 1.25% (1.25% on an annualized basis) of the greater of (i) the Fund’s net asset value and (ii) the Fund’s net asset value less cash and cash equivalents plus the total of all commitments made by the Fund that have not yet been drawn for investment. For the six months ended September 30, 2024, the Fund incurred $606,342 in management fees payable to the Adviser. The Adviser has entered into a fee waiver acknowledgement agreement with the Fund, whereby the Adviser may waive or reduce management and incentive fees, at its sole discretion, without ability to recoup (the “Acknowledgement Agreement”). Pursuant to the Acknowledgement Agreement, $384,150 of management fees incurred during the period were waived.

In addition to the monthly management fee, at the end of each calendar quarter (and at certain other times), the Adviser will be entitled to receive an Incentive Fee equal to 15% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account (as defined below). For the purposes of calculating the Incentive Fee, the term “net profits” means the amount by which the net asset value of the Fund on the last day of the relevant period exceeds the net asset value of the Fund as of the beginning of the same period, including any net change in unrealized appreciation or depreciation of investments, realized income, gains or losses, and expenses, and excluding contributions and withdrawals. The Fund maintains a memorandum account (the “Loss Recovery Account”), which had an initial balance of zero and will be (i) increased upon the close of each calendar quarter of the Fund by the amount of the net losses of the Fund for the quarter, and (ii) decreased (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter. Members will benefit from the Loss Recovery Account in proportion to their holdings of Units. For the six months ended September 30, 2024, the Fund incurred $716,760 in Incentive Fees due to the Adviser, of which $254,232 was waived by the Adviser, without the ability to recoup, pursuant to the Acknowledgement Agreement.

Partners Group Next Generation Infrastructure, LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements –
September 30, 2024 (Unaudited) (continued)

5. Management Fees, Incentive Fee and Fees and Expenses of Managers (continued)

The Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, certain transaction related expenses arising out of investments made by the Fund, extraordinary expenses, the Incentive Fee and any acquired fund fees and expenses) do not exceed 3.15% on an annualized basis with respect to the Class A Units, 2.55% on an annualized basis with respect to Class S Units and 2.30% on an annualized basis with respect to the Class I Units (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to affect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, and (b) the expense limit in effect at the time of the recoupment. The Expense Limitation Agreement may be terminated by the Adviser or the Fund upon thirty days’ written notice to the other party. During the six months ended September 30, 2024, the Adviser waived $13,091 of expenses to stay below the 2.30% expense cap with respect to Class I. The Adviser has agreed to waive or reimburse an additional $0 of certain Fund expenses during the period, however, the Fund did not pay any recoupment of existing waivers pursuant to the expense limitation agreement.

Effective November 2nd, 2023, the Fund pays an annual fee to each Independent Manager of $30,000. The Fund pays an additional annual fee of $10,000 to the Chairman of the Board, the Chairman of the Audit Committee, and the Chairman of the Nominating Committee. The Fund also reimburses the expenses of the Independent Managers incurred in connection with their services as Independent Managers. The Independent Managers do not receive any pension or retirement benefits from the Fund.

6. Accounting and Administration Agreement

The Administrator serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping and investor related services pursuant to an Accounting and Administration Agreement between the Fund and the Administrator. For its services the Administrator receives a monthly fee that is based upon the average net assets of the Fund, fees on portfolio transactions, as well as reasonable out of pocket expenses. For the six months ended September 30, 2024, the Fund incurred $249,998 in administration and accounting fees due to the Administrator.

7. Investment Transactions

Total purchases of investments for the six months ended September 30, 2024 amounted to $13,918,445. Total distribution proceeds from sale, redemption, or other disposition of investments for the six months ended September 30, 2024 amounted to amounted to $4,439,473. The cost of investments for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from such investments. The Fund relies upon actual and estimated tax information provided by the managers of the Private Equity Fund Investments as to the amounts of taxable income allocated to the Fund as of September 30, 2024.

8. Indemnification

In the normal course of business, the Fund may enter contracts that provide general indemnification. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund under such agreements, and therefore cannot be established; however, based on management’s experience, the risk of loss from such claims is considered remote.

9. Commitments

As of September 30, 2024, the Fund had funded $32,819,654 or 64.8% of the $50,669,033 of its total commitments to Private Equity Investments. With respect to its (i) Direct Investments it had funded $6,112,152 of $9,373,172 in total commitments, (ii) Secondary Investments it had funded $26,376,129 of $37,295,862 in total commitments, and (iii) Primary Investments it had funded $331,374 of $4,000,000 in total commitments, in each case, as of September 30, 2024.

Partners Group Next Generation Infrastructure, LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements –
September 30, 2024 (Unaudited) (continued)

10. Risk Factors

An investment in the Fund involves significant risks, including industry risk, liquidity risk, interest rate risk and economic conditions risk. These risks should be carefully considered prior to investing and should only be considered by investors financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. Typically, these investments are in restricted securities that are not traded in public markets and are subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund may have a concentration of investments in a particular industry or sector. The performance of investments in the sector may have a significant impact on the performance of the Fund. The Fund’s Private Equity Investments are illiquid, typically subject to various restrictions on resale, and there is no assurance that the Fund will be able to realize the value of such investments in a timely manner. Private Equity Fund Investments are generally closed-end private equity partnerships with no right to withdraw prior to the termination of the partnership. The frequency of withdrawals is dictated by the governing documents of the Private Equity Fund Investments. Except where a market exists for the securities in which the Fund is directly or indirectly invested, the valuations of the Fund’s investments are estimated. Due to the inherent uncertainty in estimated valuations, those valuations may differ from the valuations that would have been used had a ready market for the securities existed, and the differences could be material.

Investments in Units provide limited liquidity. It is currently intended that holders of Fund Units will be able to redeem Units only through quarterly offers by the Fund to purchase, from holders of Fund Units, a limited number of Units. Those offers are at the discretion of the Board on the recommendation of the Adviser. Therefore, an investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Units and should be viewed as a long-term investment. No guarantee or representation is made that the Fund’s investment objective will be met.

The impairment or failure of one or more banks with whom the Fund, an underlying fund or their portfolio companies transacts may inhibit the Fund, an underlying fund or their portfolio companies’ ability to access depository accounts. In such cases, the Fund or an underlying fund or portfolio company may be forced to delay or forgo investments or other business opportunities or initiatives, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund, an underlying fund or portfolio company holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund, an underlying fund or their portfolio companies may not recover such excess, uninsured amounts.

The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund, an underlying fund or their portfolio companies have a commercial relationship could adversely affect, among other things, the Fund, underlying fund or one of their portfolio company’s ability to pursue key strategic initiatives, including by affecting the Fund, an underlying fund or portfolio company’s ability to borrow from financial institutions on favorable terms.

Additionally, if the sponsor of an underlying fund, or a portfolio company, has a commercial relationship with a bank that has failed or is otherwise distressed, the underlying fund and/or its portfolio companies may experience issues receiving financial support from the sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations.

11. Tax Information

As of September 30, 2024, for U.S. federal income tax purposes, the Fund’s aggregate unrealized appreciation and depreciation on its investments based on cost were as follows:

	Investments	Forward Foreign Currency Contracts
Tax Cost	$65,197,323	$21,150,270
Gross unrealized appreciation	15,506,263	—
Gross unrealized depreciation	(243,418)	(368,204)
Net unrealized investment appreciation	$15,262,845	$(368,204)

Partners Group Next Generation Infrastructure, LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements –
September 30, 2024 (Unaudited) (continued)

11. Tax Information (continued)

The tax cost of the Fund’s investments as of September 30, 2024, approximates their amortized cost.

12. Stock Split

Effective as of the close of business on the date listed in the subsequent table, the Fund’s units underwent a stock split. There was no impact to the aggregate market value of units outstanding. The historical per unit data presented within the Financial Highlights has been retroactively adjusted to reflect the stock split. The stock split ratios, net effect on the NAV per unit, and the number of units outstanding as of the date indicated were as follows:

Date	Share Split Ratio	Shares Prior to Stock Split	Shares After Stock Split	Increase (Decrease) in Net Asset Value per Share	Increase (Decrease) in Net Shares Outstanding
July 2, 2024	1 for 4	12,806,705	51,226,818	Decrease	Increase

13. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and determined that there were no subsequent events that require disclosure in the consolidated financial statements.

Partners Group Next Generation Infrastructure, LLC

(a Delaware Limited Liability Company)

Other Information (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling 1-877-748-7209 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

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(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committees of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 1(a) of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) Not applicable.

(b) Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

Item 16. Controls and Procedures

(a). The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b). There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable.

(b) Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) The certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Partners Group Next Generation Infrastructure, LLC

By (Signature and Title):	/s/ Robert M. Collins
Robert M. Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date:	December 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Robert M. Collins
Robert M. Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date:	December 6, 2024

By (Signature and Title):	/s/ Brian Igoe
Brian Igoe, Chief Financial Officer
(Principal Financial Officer)

Date:	December 6, 2024